SUPPLEMENTARY DATA - Summary Property, buildings and equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	$ 1,421,086	$ 1,173,223
Less: accumulated depreciation	(506,441)	(501,776)
Total property, buildings and equipment, net	914,645	671,447
Land [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	81,246	125,615
Building improvements [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	650,287	506,785
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	166,503	171,491
Office, computer, production and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	260,210	141,293
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	219,982	169,309
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, buildings and equipment, Gross	$ 42,858	$ 58,730